Schedule of Investments(a)
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.79%
Aerospace & Defense–3.14%
Axon Enterprise, Inc.(b)	13,797	$7,256,532
General Electric Co.	34,351	6,875,353
Howmet Aerospace, Inc.	55,553	7,206,891
		21,338,776
Apparel Retail–1.39%
TJX Cos., Inc. (The)	77,461	9,434,750
Application Software–6.64%
AppLovin Corp., Class A(b)	32,872	8,710,094
Atlassian Corp., Class A(b)	37,171	7,888,058
HubSpot, Inc.(b)	16,846	9,623,951
Salesforce, Inc.	33,666	9,034,608
Samsara, Inc., Class A(b)(c)	102,551	3,930,780
Tyler Technologies, Inc.(b)	10,269	5,970,294
		45,157,785
Asset Management & Custody Banks–4.75%
Ares Management Corp., Class A	42,251	6,194,419
BlackRock, Inc.(c)	6,893	6,524,087
Blackstone, Inc., Class A	41,448	5,793,601
KKR & Co., Inc., Class A	118,957	13,752,619
		32,264,726
Automobile Manufacturers–2.16%
Ferrari N.V. (Italy)	7,526	3,220,225
Tesla, Inc.(b)	44,099	11,428,697
		14,648,922
Automotive Retail–0.52%
AutoZone, Inc.(b)	921	3,511,570
Biotechnology–0.51%
AbbVie, Inc.(c)	16,660	3,490,603
Broadline Retail–8.45%
Amazon.com, Inc.(b)	275,794	52,472,567
MercadoLibre, Inc. (Brazil)(b)	2,537	4,949,357
		57,421,924
Communications Equipment–1.20%
Arista Networks, Inc.(b)	105,027	8,137,492
Construction & Engineering–1.25%
Quanta Services, Inc.	33,348	8,476,395
Consumer Finance–0.77%
American Express Co.	19,393	5,217,687
Consumer Staples Merchandise Retail–1.21%
Costco Wholesale Corp.	8,701	8,229,232
Electrical Components & Equipment–0.65%
Vertiv Holdings Co., Class A	61,513	4,441,239
Environmental & Facilities Services–0.57%
Republic Services, Inc.	15,865	3,841,868
Shares		Value
Health Care Distributors–0.79%
Cencora, Inc.	19,319	$5,372,421
Health Care Equipment–4.20%
Boston Scientific Corp.(b)	196,805	19,853,687
Intuitive Surgical, Inc.(b)	17,577	8,705,361
		28,559,048
Health Care REITs–0.93%
Welltower, Inc.	41,186	6,310,107
Heavy Electrical Equipment–1.03%
GE Vernova, Inc.	23,014	7,025,714
Hotels, Resorts & Cruise Lines–0.69%
Royal Caribbean Cruises Ltd.	22,953	4,715,464
Interactive Home Entertainment–0.50%
Take-Two Interactive Software, Inc.(b)	16,500	3,419,625
Interactive Media & Services–9.13%
Alphabet, Inc., Class C	142,514	22,264,962
Meta Platforms, Inc., Class A	69,097	39,824,747
		62,089,709
Internet Services & Infrastructure–1.11%
Snowflake, Inc., Class A(b)	51,852	7,578,688
Investment Banking & Brokerage–1.05%
Goldman Sachs Group, Inc. (The)	13,123	7,168,964
Movies & Entertainment–4.63%
Netflix, Inc.(b)	23,681	22,083,243
Spotify Technology S.A. (Sweden)(b)	17,076	9,392,312
		31,475,555
Oil & Gas Storage & Transportation–0.87%
Targa Resources Corp.	29,350	5,883,795
Pharmaceuticals–1.13%
Eli Lilly and Co.	9,274	7,659,489
Property & Casualty Insurance–1.75%
Progressive Corp. (The)	41,932	11,867,175
Real Estate Services–1.18%
CBRE Group, Inc., Class A(b)	61,418	8,032,246
Restaurants–1.48%
DoorDash, Inc., Class A(b)	55,194	10,087,807
Semiconductors–14.04%
Broadcom, Inc.	125,740	21,052,648
Monolithic Power Systems, Inc.	12,917	7,491,602
NVIDIA Corp.	553,867	60,028,105
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	41,295	6,854,970
		95,427,325
Systems Software–8.90%
Check Point Software Technologies Ltd. (Israel)(b)	23,000	5,242,160
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Large Cap Fund

Shares		Value
Systems Software–(continued)
Microsoft Corp.	115,914	$43,512,956
ServiceNow, Inc.(b)	14,712	11,712,812
		60,467,928
Technology Hardware, Storage & Peripherals–5.40%
Apple, Inc.	165,326	36,723,864
Transaction & Payment Processing Services–4.77%
Fiserv, Inc.(b)	40,079	8,850,646
Mastercard, Inc., Class A	27,649	15,154,970
Visa, Inc., Class A(c)	24,090	8,442,581
		32,448,197
Total Common Stocks & Other Equity Interests (Cost $359,509,366)		657,926,090
Money Market Funds–2.01%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	4,792,328	4,792,328
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	8,900,038	8,900,038
Total Money Market Funds (Cost $13,692,366)		13,692,366
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.80% (Cost $373,201,732)		671,618,456
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.69%
Invesco Private Government Fund, 4.34%(d)(e)(f)	2,808,844	$2,808,844
Invesco Private Prime Fund, 4.46%(d)(e)(f)	8,643,980	8,646,574
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,455,418)		11,455,418
TOTAL INVESTMENTS IN SECURITIES–100.49% (Cost $384,657,150)		683,073,874
OTHER ASSETS LESS LIABILITIES—(0.49)%		(3,315,986)
NET ASSETS–100.00%		$679,757,888
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$16,486,350	$(11,694,022)	$-	$-	$4,792,328	$8,745
Invesco Treasury Portfolio, Institutional Class	-	30,617,507	(21,717,469)	-	-	8,900,038	16,091
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,632,253	74,373,043	(73,196,452)	-	-	2,808,844	108,529*
Invesco Private Prime Fund	4,250,112	164,453,205	(160,056,743)	-	-	8,646,574	288,274*
Total	$5,882,365	$285,930,105	$(266,664,686)	$-	$-	$25,147,784	$421,639

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Discovery Large Cap Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$657,926,090	$—	$—	$657,926,090
Money Market Funds	13,692,366	11,455,418	—	25,147,784
Total Investments	$671,618,456	$11,455,418	$—	$683,073,874
Invesco V.I. Discovery Large Cap Fund